Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.001 per share.

On January 4, 2018, MMTEC, Inc. was incorporated in the British Virgin Islands. On the same day, the Company issued 20,000 common shares at $0.001 per share to its two directors/incorporators with cash proceeds of $20. On March 23, 2018, the Company issued 8,980,000 common shares at $0.18 per share to eight individuals and four companies for total cash proceeds of $1,616,400. On May 23, 2018, the Company issued 45,000,000 common shares at $0.001 per share to the same 12 shareholders for total cash proceeds of $45,000.

On January 7, 2019, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of “MTC”. The Company offered 1,800,000 common shares at $4 per share. Net proceeds raised by the Company from the initial public offering amounted to $6,478,801 after deducting underwriting discounts and commissions and other offering expenses. Out of the $6.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of January 7, 2019. On January 7, 2019, the Company sold additional 270,000 common shares at $4 per share. Net proceeds raised by the Company amounted to $993,600 after deducting underwriting discounts. As a result, the Company raised a total of $7,472,401 from the issuance of 2,070,000 shares of common stock in January 2019.

Pursuant to the service agreement dated July 21, 2020, the company issued 750,000 common shares to Tony Wayne Network Technology Co., Limited as compensation of a Hong Kong and China based consulting program. The stock-based compensation of $1,005,000 was recognized as part of the “professional fees” in the Company’s consolidated statement of operations and comprehensive loss.

On February 22, 2021 the Company entered into a Securities Purchase Agreement with certain institutional investors in connection with a registered direct offering of 4,300,000 of the Company’s common shares, at a purchase price of $3.70 per share. The Company sold the common shares for aggregate gross proceeds of $15,910,000. The net proceeds from the transactions were $14,637,200, after deducting certain fees due to the placement agent and the Company’s transaction expenses, and will be used for working capital and general corporate purposes.

Pursuant to the service agreement dated September 25, 2021, the company issued 426,200 shares to Fortune Fintech Limited (“Fortune”) on December 28, 2021 as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

On December 20, 2021 the Company entered into a Securities Purchase Agreement with a single investor pursuant to which the investor will make a $2,000,000 investment in the Company in a Regulation S private placement. Under the terms of the Purchase Agreement, the investor will purchase 5,000,000 common shares of the Company at a purchase price of $0.40 per share. The gross proceeds of the transaction were $2.0 million before deducting fees and other expenses.

Pursuant to the restricted stock award agreement dated December 17, 2021, the board issued 531,300 shares to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514.

Pursuant to the restricted stock award agreement dated December 24, 2021, the board issued 292,500 shares to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

Share-based compensation

On January 14, 2020, 2019 Share Incentive Plan approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has Stock Option Plan with 2,000,000 shares authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Pursuant to the service agreement dated July 21, 2020, the company issued 750,000 shares to Tony Wayne Network Technology Co., Limited (“Tony Wayne”) on July 30, 2020 as compensation of a Hong Kong and China based consulting program. The fair value of the shares on the grant date was $1,005,000. The Company recognized the $1,005,000 in full as stock-based compensation to nonemployee during the year ended December 31, 2020.

Pursuant to the service agreement dated September 25, 2021, the company issued 426,200 shares to Fortune Fintech Limited (“Fortune”) on December 28, 2021 as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

Subject to 2019 Share Incentive Plan, pursuant to the restricted stock award agreement dated December 17, 2021, the board issued 531,300 shares to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514. Pursuant to the restricted stock award agreement dated December 24, 2021, the board issued 292,500 shares to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

The Company recognized the fair value of the shares $1,024,361 as stock-based compensation to employee and nonemployee during the year ended December 31, 2021. As of the date of this report, all the authorized shares under the 2019 Share Incentive Plan were issued.

On January 17, 2022, 2021 Share Incentive Plan was approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has Stock Option Plan with 3,000,000 shares authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant. As of the date of this report, there were 3,000,000 shares available for issuance under the 2021 Share Incentive Plan.